As filed with the Securities and Exchange Commission on December 17, 2019

REGISTRATION NO. 333-229766

REGISTRATION NO. 811-22651

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 3	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 97	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 70

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

NOTE

This Post-Effective Amendment No. 3 (“PEA”) to the Form N-4 Registration Statement No. 333-229766 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. This PEA incorporates by reference the information contained in Parts A and B of Registration Statement No. 333-229766 declared effective on June 13, 2019, and any supplements thereto.

AXA Equitable Life Insurance Company

Supplement dated December 17, 2019 to the Retirement Cornerstone® Series 19 Prospectus dated June 17, 2019

This Supplement modifies certain information in the above-referenced Prospectus (the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center toll-free at 1-800-789-7771.

Guaranteed Roll-up floor:

Your contract will be issued with a guaranteed Roll-up floor that applies for the life of your contract if your contract has the Guaranteed minimum income benefit with or without the “Greater of” death benefit. Your Annual Roll-up rates and Deferral Roll-up rates, both initial and renewal, may be higher, but will never be less than the guaranteed Roll-up floor applicable to your contract. The guaranteed Roll-up floor is specified in a Rate Sheet Supplement for contracts issued on or after December 26, 2019. For contracts issued before December 26, 2019 the guaranteed Roll-up floor is 5%. See “Rate lock-in period” in “Contract features and benefits” for more information about how Rate Sheet Supplements apply to your contract. See also “Appendix IX” for a list of historical guaranteed Roll-up floors.

Please also note the following changes to the Prospectus:

(1)	The following hereby replaces the fifth sentence of the third paragraph on the cover page:

When delivered in connection with the sale of a new contract, this Prospectus must be accompanied by the applicable Rate Sheet Supplements that specify the current initial Annual Roll-up rate, initial Deferral Rollup rate and guaranteed Roll-up floor percentages.

(2)	The following hereby supplements “Definition of key terms”:

Guaranteed Roll-up floor — At contract issue, the guaranteed Roll-up floor will apply during the life of your contract. This rate is specified in a Rate Sheet Supplement for contracts issued on or after December 26, 2019. For contracts issued before December 26, 2019 the guaranteed Roll-up floor is 5%.

The following hereby replaces the corresponding definitions in “Definition of key terms”:

Rate effective date — as specified in the applicable Rate Sheet Supplement, the date on which an initial Annual Roll-up rate, Deferral roll-up rate or guaranteed Roll-up floor becomes effective.

Rate Sheet Supplement — A supplement to the Prospectus that specifies the Annual Roll-up rate and Deferral Roll-up rate associated with the Guaranteed minimum income benefit and “Greater of” death benefit that will apply for the first seven years of your contract and the guaranteed Roll-up floor that will apply for the life of your contract based on the date of your contract application. The Annual Roll-up rate, Deferral Roll-up rate and guaranteed Roll-up floor may be specified in separate Rate Sheet Supplements. We periodically file Rate Sheet Supplements with the SEC that disclose the Annual Roll-up rate, Deferral Roll-up rate and guaranteed Roll-up floor that will apply beginning on a specified future date and remain in effect until we file subsequent Rate Sheet Supplements. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed. You may contact us at 1-800-789-7771 for a copy of the Rate Sheet Supplements applicable to your contract. The Annual Roll-up rates, Deferral Roll-up rates and guaranteed Roll-up floors disclosed in our Rate Sheet Supplements may be found in Appendix IX to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-229766.

(3)	The following hereby replaces the second paragraph in “Annual Roll-up rate” in “Contract features and benefits”:

The initial Annual Roll-up rate is the Annual Roll-up rate that applies during the first seven years of your contract. The initial Annual Roll-up rate is specified in the Rate Sheet Supplement and will not be less than the guaranteed Roll-up floor. Thereafter, the renewal Annual Roll-up rate applies. The renewal Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will be the greater of the guaranteed Roll-up floor and the Ten-Year Treasuries Formula Rate (which is the same calculation used for the minimum renewal Deferral Roll-up rate), but never greater than 8%. The renewal Annual Roll-up rate will be set at our discretion, subject to the above stated minimum. We reserve the right, however, to declare a renewal Annual Roll-up rate that is greater than 8%.

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

IM-26-19 (12.19)	Cat. #160747 (12.19)
RC 19 NB/IF	#788352

(4)	The following hereby replaces the fourth paragraph in “Deferral Roll-up rate” in “Contract features and benefits”:

The initial Deferral Roll-up rate is the Deferral Roll-up rate that applies during the first seven years of your contract. The initial Deferral Roll-up rate is specified in the Rate Sheet Supplement and will not be less than the guaranteed Roll-up floor. Thereafter, the renewal Deferral Roll-up rate applies. The renewal Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum renewal Deferral Roll-up rate will be the greater of the guaranteed Roll-up floor and the Ten-Year Treasuries Formula Rate (which is the same calculation used for the minimum renewal Annual Roll-up rate), but never greater than 8%. The renewal Deferral Roll-up rate will be set at our discretion, subject to the above stated minimum. We reserve the right, however, to declare a renewal Deferral Roll-up rate that is greater than 8%.

(5)	The following hereby replaces the first sentence of the sixth paragraph in “Deferral Roll-up rate” in “Contract features and benefits”:

As described above, both the renewal Annual Roll-up rate and renewal Deferral Roll-up rate will never be less than the guaranteed Roll-up floor or greater than 8% and both use the exact same Ten-Year Treasuries Formula Rate.

(6)	The following hereby replaces the third and fourth sentences of the first paragraph in “Initial Roll-up rates” in “Contract features and benefits”:

The initial Roll-up rate is the Roll-up rate in effect at the time your contract is issued (subject to the Rate lock-in period rules described below). After your first seven contract years, the renewal Roll-up rates will never be less than the guaranteed Roll-up floor or, if greater, the Ten-Year Treasuries Formula Rate, and never greater than 8%.

(7)	The following hereby replaces the corresponding disclosure in “Rate lock-in period” in “Contract features and benefits”:

Rate lock-in period.  If your contract is issued within the Rate lock-in period (generally 75 days from the date you sign your application), your Initial Roll-up rates will not decrease, even if a new Rate Sheet Supplement with a lower rate becomes effective before your contract is issued. However, if your contract is issued during the Rate lock-in period but after the rate effective date of a subsequent Rate Sheet Supplement that remains effective through your contract issue date, you will get the benefit of any rate increase. Specifically, during the Rate lock-in period:

•

If a subsequent Rate Sheet Supplement becomes effective with a lower initial Annual Roll-up rate and lower initial Deferral Rollup rate before we issue your contract, your contract will be issued with the initial Annual Roll-up rate and initial Deferral Roll-up rate that were in effect on the application signed date.

•

If a subsequent Rate Sheet Supplement becomes effective with a higher initial Annual Roll-up rate and higher initial Deferral Rollup rate before we issue your contract, your contract will be issued with the initial Annual Roll-up rate and initial Deferral Roll-up rate in effect when your contract is issued.

•

If a subsequent Rate Sheet Supplement with a lower initial Annual Roll-up rate and a higher initial Deferral Roll-up rate becomes effective before we issue your contract, your contract will be issued with the initial Annual Roll-up rate in effect on the date you signed your application and the initial Deferral Roll-up rate in effect on the contract issue date. Similarly, if a subsequent Rate Sheet Supplement becomes effective with a lower initial Deferral Roll-up rate and a higher initial Annual Roll-up rate before we issue your contract, your contract will be issued with the initial Deferral Roll-up rate in effect on the date you signed your application and the initial Annual Roll-up rate in effect on the contract issue date.

In short, if your contract is issued during the Rate lock-in period but after a change to the initial Annual Roll-up rate or initial Deferral Roll-up rate from the application date becomes effective and remains effective through your contract issue date, you will receive the benefit of any rate increase and protection from rate decreases.

If we do not issue your contract within the Rate lock-in period, then your Initial Roll-up rates will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different Rate lock-in period applies in your state, see Appendix V later in this Prospectus.

Examples:

•

You sign your application for a contract on September 15th. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.50% and 5.50%, respectively. Your initial contribution is received by way of a rollover contribution on October 5th and the contract is issued the same day. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•

You sign your application for a contract on October 15th. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.00% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 5.00% and 5.25%, respectively. In this example, your contract will be issued with the initial Annual Roll-up rate (5.00%) that was “locked-in” at the time you signed your application and the initial Deferral Roll-up rate (5.25%) that was in effect at the time your contract was issued, not the lower initial Deferral Roll-up rate that was in effect on the date your application was signed.

2

Please note: The guaranteed Roll-up floor is not subject to the Rate lock-in period. This means that:

•

If a subsequent Rate Sheet supplement with a lower guaranteed Roll-up floor becomes effective after you sign your application and we issue you a contract based on that application (either during or after the Rate lock-in period), your guaranteed Roll-up floor will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher guaranteed Roll-up floor becomes effective after you sign your application, remains effective through your contract issue date and we issue you a contract based on that application (either during or after the Rate lock-in period), your guaranteed Roll-up floor will increase to match the higher rate.

(8)	The following hereby replaces the first three sentences of the first paragraph in “Renewal rates” in “Contract features and benefits”:

As discussed in “Annual Roll-up rate” and “Deferral Roll-up rate” above, after the first seven contract years, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” may be equal and will never be less than the guaranteed Roll-up floor, or, if greater, the underlying Treasuries Formula Rate (which is identical for both Renewal rates), and never higher than 8%.

(9)	The following hereby replaces the fourth and fifth paragraphs in “Customized payment plan” in “Accessing your money”:

(i)	Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the guaranteed Roll-up floor rate.

(ii)

Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate minus a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than the guaranteed Roll-up floor, your withdrawal percentage for that contract year will be equal to the guaranteed Roll-up floor. In other words, the withdrawal percentage can never be less than guaranteed Roll-up floor. Your percentage requests must be in increments of 0.50%.

(10)	The following hereby replaces the first paragraph in “Appendix III: Guaranteed benefit base examples”:

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers, no withdrawals, and initial Roll-up rates of 5%, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

(11)	The following hereby replaces the first sentence of the first paragraph in “Appendix IV: Hypothetical illustrations”:

The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the “Greater of” death benefit, the Guaranteed minimum income benefit (“GMIB”), and the Annual withdrawal amount, under certain hypothetical circumstances, including assuming constant hypothetical 5% Roll-up rates, for the Retirement Cornerstone® 19 contracts (Series B and Series CP®).

(12)	“Appendix VI: Examples of Automatic payment plans” is hereby deleted in its entirety.

(13)	The following hereby replaces the first paragraph of Example #1 in “Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases”:

As described below, this example assumes that Protected Benefit account value is less than the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, no transfers and initial Roll-up rates of 5.0%, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

(14)	The following hereby replaces the first paragraph of Example #2 in “Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases”:

As described below, this example assumes that Protected Benefit account value is greater than the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, no transfers and initial Roll-up rates of 5.0%, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

(15)	The following hereby replaces “Appendix IX: Historical Initial Deferral Roll-up rates and Annual Roll-up rates”:

Appendix IX: Historical Initial Deferral Roll-up rates and Annual Roll-up rates

Below are the historical initial Deferral Roll-up rates, initial Annual Roll-up rates and guaranteed Roll-up floors applicable to the Guaranteed minimum income benefit and “Greater of” death benefit as described in this Prospectus. You may contact us at 1-800-789-7771 for the Deferral Roll-up rate, Annual Roll-up rate and guaranteed Roll-up floor applicable to your contract. A complete description of the Guaranteed minimum income benefit and “Greater of” death benefit can be found in the “Contract features and benefits” section.

Contract application date	Initial Deferral Roll-up rate	Initial Annual Roll-up rate	Guaranteed Roll-up floor
On or after June 17, 2019	5%	5%	5%
On or after December 26, 2019	5%	5%	5%

3

AXA Equitable Life Insurance Company

Rate Sheet Supplement dated December 17, 2019 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated June 17, 2019 you received and in any supplements to the prospectuses (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit and “Greater of” death benefit, we will apply an initial Annual Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Annual Roll-up rate” in the “Contract features and benefits” section of the Prospectus. The effective date of the following rates is December 26, 2019 (the “Rate effective date”) until superseded as described below:

Initial Annual Roll-up rate: 5.0% — See the “Important note for owners age 49 or younger” below.

The initial Annual Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Annual Roll-up rate becomes effective, your initial Annual Roll-up rate will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher initial Annual Roll-up rate becomes effective and remains effective through your contract issue date, your initial Annual Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Annual Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Contract features and benefits” section of the Prospectus. The Rate lock-in period may vary in some states. See “Appendix V: State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Annual Roll-up rate applicable to your contract will not change during the first seven contract years.

After the first seven years, new Annual Roll-up rates will apply. All new or “renewal” Annual Roll-up rates are set by formula and may be higher, lower or the same as the initial Annual Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Contract features and benefits” section of the Prospectus for the Annual Roll-up rate that applies once the initial Annual Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Contract features and benefits” section of the Prospectus.

Guaranteed Roll-up floor: 5.0%

The guaranteed Roll-up floor in this Supplement can also be superseded but it is not subject to the Rate lock-in period. If you sign your application on or after the above Rate effective date and we issue you a contract based on that application (either during or after the Rate lock-in period):

•	If a subsequent Rate Sheet Supplement with a lower guaranteed Roll-up floor becomes effective, your guaranteed Roll-up floor will not decrease.

•	If a subsequent Rate Sheet Supplement with a higher guaranteed Roll-up floor is effective on your contract issue date, your guaranteed Roll-up floor will increase to match that higher rate.

Important note for owners age 49 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 50. If you are between the ages of 43 and 49 at the time your contract is issued, the initial Annual Roll-up rate specified in this Supplement will only apply after you attain age 50 for the amount of time then remaining in your first seven contract years. If you are age 42 or younger at the time your contract is issued, the initial Annual Roll-up rate will never apply to your contract.

For information about the initial Annual Roll-up rate and guaranteed Roll-up floor applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.axa.us.com to view the current rates. Historical initial Annual Roll-up rates and guaranteed Roll-up floors may be found in Appendix IX to the Prospectus (Series 19) and in Appendix X to the Prospectus (Series 19E), as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-229766 (Series 19) or 333-229769 (Series 19E).

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

IM-03-19 (12.19)	Cat. #159939 (12.19)
RC 19/RC 19 Series E NB	#814730

AXA Equitable Life Insurance Company

Rate Sheet Supplement dated December 17, 2019 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectuses dated June 17, 2019 you received and in any supplements to the prospectuses (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit, we will apply an initial Deferral Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Deferral Roll-up rate” in the “Contract features and benefits” section of the Prospectus. The effective date of the following rate is December 26, 2019 (the “Rate effective date”) until superseded as described below:

Initial Deferral Roll-up rate: 5.0% — See the “Important note for owners age 49 or younger” below.

The Rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Deferral Roll-up rate becomes effective, your initial Deferral Roll-up rate will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher initial Deferral Roll-up rate becomes effective and remains effective through your contract issue date, your initial Deferral Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Deferral Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Contract features and benefits” section of the Prospectus. The Rate lock-in period may vary in some states. See “Appendix V: State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Deferral Roll-up rate applicable to your contract will not change during the first seven contract years. See “Renewal rates” in the “Contract features and benefits” section of the Prospectus for the Deferral Roll-up rate that applies once the initial Deferral Roll-up rate expires.

Important note for owners age 49 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 50. If you are between the ages of 43 and 49 at the time your contract is issued, the initial Deferral Roll-up rate specified in this Supplement will only apply after you attain age 50 for the amount of time then remaining in your first seven contract years. If you are age 42 or younger at the time your contract is issued, the initial Deferral Roll-up rate will never apply to your contract.

For information about the initial Deferral Roll-up rate applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.axa.us.com to view the current rate. Historical initial Deferral Roll-up rates may be found in Appendix IX to the Prospectus (Series 19) and in Appendix X to the Prospectus (Series 19E), as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-229766 (Series 19) or 333-229769 (Series 19E).

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

IM-09-19 (12.19)	Cat. # 159970 (12.19)
RC 19/RC 19 Series E NB	#121107

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70, are included in the Statement of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 7, 1996.

2.	Custodial Agreements. Not Applicable.

3.	Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement dated January  1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593) filed on April 25, 2001.

(c)

Transition Agreement dated January  1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No.  333-05593), filed on April 25, 2001.

(d)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

(d)(i)

First Amendment dated as of January  1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(ii)

Second Amendment dated as of January  1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November  1, 2004 to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593), filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

(f)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

(g)

Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC (“Distributor”), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, “Fund”), and AXA Equitable Life Insurance Company (the “Company”), a New York Corporation, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(g)(i)

Amendment No. 1 (“Amendment”), effective March 28, 2014, to the Services Agreement (the “Agreement”), dated December 1, 2010, between AXA Equitable Life Insurance Company (the “Company”) and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(h)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

(a)	Data Pages (ICC19RCDP-B), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(b)	Data Pages (ICC19RCDP-CP), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(c)	Endorsement Applicable to Traditional IRA Contracts (ICC19IRA-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(d)	Endorsement Applicable to Non-Qualified Contracts (ICC19NQ-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(e)	Endorsement Applicable to Roth IRA Contracts (ICC19ROTH-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(f)	Endorsement Applicable to SEP-IRA Contracts (ICC19SEP-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(g)

Endorsement Applicable to the Termination of an Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC19GBENDO-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(h)	Endorsement Applicable to Contract Continuation and its Effect on an Optional Benefit Rider (ICC19CCOBR-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(i)	“Greater of” Death Benefit Rider (ICC19GMDBGR-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(j)	Guaranteed Minimum Income Benefit Rider (ICC19GMIB-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(k)	RMD Wealth Guard GMDB Rider (ICC19RMDWG-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(l)	Highest Anniversary Value GMDB Rider (ICC19GMDBHAV-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(m)	Highest Anniversary Value IB GMDB Rider (ICC19GMDBHAVIB-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(n)	Return of Principal Death Benefit Rider (ICC19GMDBROP-RC), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

5.	Applications.

(a)	Retirement Cornerstone Series B Application for an Individual Annuity (ICC19 App01 RC B), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(b)	Retirement Cornerstone Series B Application for an Individual Annuity (ICC19 App02 RC B), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(c)	Retirement Cornerstone Series CP Application for an Individual Annuity (ICC19 App01 RC CP), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

(d)	Retirement Cornerstone Series CP Application for an Individual Annuity (ICC19 App02 RC CP), previously filed with this Registration Statement No. 333-229766 on June 13, 2019.

6.	Depositor’s Certificate of Incorporation and By-Laws.

(a)	Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2006.

7.	Reinsurance Contracts. Not applicable.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No.  3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No.  4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No.  6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No.  7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(vix)

Amendment No.  8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(vx)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(vxi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(vxii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-17217) filed on July 31, 2018.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No.  1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No.  2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No.  3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vix)

Amendment No.  5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(c)

Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(c)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(c)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iii)

Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

(d)

Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(d)(i)

Amendment No. 1, effective February 18, 2010 to the Participation Agreement, (the “Agreement”), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(d)(ii)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(d)(iii)

Amendment No. 3, dated September 6, 2013, to the Participation Agreement (the “Agreement”), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-182976) on Form N-4 filed on April 24, 2014.

(e)

Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-153809), filed on July 8, 2011.

(e)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(f)

Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(f)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(f)(ii)

Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(f)(iii)

Amendment No. 5, executed as of September 12, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(g)

Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(g)(i)

First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(h)

Participation Agreement as of July  1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

(h)(i)

Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

(h)(ii)

Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(i)

Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(j)

Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(j)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(ii)

Second Amendment effective May 1, 2012 to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(j)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America, and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(k)

Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(k)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(l)

Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

(l)(i)

Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(m)

Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(m)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(n)

Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(n)(i)

Third Amendment dated October  20, 2009 effective October 20, 2009, to the Participation Agreement, (the “Agreement”) dated December  1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(n)(ii)

Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(o)

Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(o)(i)

Amendment No.  1 effective October 16, 2009 to the Participation Agreement, (the “Agreement”) dated May  1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(o)(ii)

Amendment No.2 effective May 1, 2012 to the Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(p)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951), filed on November 16, 2009.

(p)(i)

Amendment No.  1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August  7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(p)(ii)

Amendment No. 3 effective May 1, 2012 to the Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(p)(iii)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(p)(iv)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(q)

Participation Agreement, dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement (File No. 333-229235) on Form N-6 filed on January 14, 2019.

(q)(i)

Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(r)

Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(s)

Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(s)(i)

Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 23, 2014.

(t)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(u)

Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

(v)

Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(v)(i)

Amendment No. 1, effective March 28, 2014, to the Participation Agreement (the “Agreement”), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(v)(ii)

Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the “Agreement”) by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(w)

Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(w)(i)

Amendment No. 1 effective March 12, 2014, to the Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(x)

AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the “Company”), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the “Accounts”); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a “Fund”); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the “Adviser”), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the “Distributor”), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the “Transfer Agent”), a Minnesota corporation, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(y)

Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

9.	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

10.	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

13.	Redeemability Exemption. Not applicable.

Item 25.	Directors and Officers of AXA Equitable.

Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA EQUITABLE
DIRECTORS

Thomas Burberl AXA 25, Avenue Matignon 75008 Paris, France	Director

Daniel G. Kaye 767 Quail Run Inverness, IL 60067	Director

Kristi A. Matus 380 Beacon Street, #2 Boston, MA 02116	Director

Ramon de Oliveira Investment Audit Practice, LLC 580 Park Avenue New York, NY 10065	Chairman of the Board and Director

Bertram L. Scott Novant Health, Inc. 108 Providence Road Charlotte, NC 28207	Director

George Stansfield AXA 25, Avenue Matignon 75008 Paris, France	Director

Charles G.T. Stonehill Founding Partner Green & Blue Advisors 285 Central Park West New York, New York 10024	Director

OFFICER-DIRECTOR

*Mark Pearson	Chairman of the Board, Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmström	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Managing Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*William Eckert	Managing Director, Chief Accounting Officer and Controller

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*David Kam	Managing Director and Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*Kurt Meyers	Managing Director and Associate General Counsel

*Paul Hance	Managing Director and Chief Actuary

*David W. Karr	Managing Director

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Matthew Drummond	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*David Kahal	Managing Director

*Kevin M. Kennedy	Managing Director

*Kenneth Kozlowski	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Yogita R. Naik	Managing Director

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Robin M. Raju	Managing Director

*Trey Reynolds	Managing Director

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*Steven I. Rosenthal	Managing Director

*Theresa Trusskey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 70 of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the “Holding Company”).

Set forth below are the subsidiary charts for the Holding Company:

(a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2019 is incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 2-30070) on Form N-4 filed April 16, 2019.

Item 27.	Number of Contractowners

As of October 31, 2019, there were 1,544 Qualified Contract owners and 556 Non-Qualified contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Anders B. Malmström	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Claire A. Comerford	Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Robert Matricarsdi	Assistant Vice President and Chief Financial Planning Officer

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Francesca Divone	Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Ronald Herrmann	Director and Senior Vice President

*Michael B. Healy	Executive Vice President

*Harvey T. Fladeland	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Kevin M. Kennedy	Director and President

*Graham Day	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President and Chief Financial Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Evan Hirsch	Senior Vice President

*Matthew Drummond	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*James Long	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Martin Woll	Principal Operations Officer

*William Sorrentino	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Vice President

*Stephen Scanlon	Director and Senior Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address:

1290 Avenue of the Americas, NY, NY 10140

(c) The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the “contracts”) may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York on the 17th day of December 2019.

SEPARATE ACCOUNT NO. 70 OF AXA EQUITABLE LIFE INSURANCE COMPANY (Registrant)

By:	AXA Equitable Life Insurance Company (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel AXA Equitable Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 17th day of December 2019.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Executive Director, Chief Accounting Officer and Controller

*DIRECTORS:

Thomas Buberl	Charles G.T. Stonehill
Kristi A. Matus	George Stansfield
Mark Pearson	Ramon de Oliviera, Chairman of the Board
Daniel G. Kaye	Bertram Scott

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
December 17, 2019